Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
21.	Subsequent Events

(a)	On March 27, 2019, the Company voluntary repaid the outstanding balance of the term loan with dated April 16, 2014, amounting to $15,780,000.